Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 73	€ (9)
Positive market values from derivative financial instruments	878	441
Other trading assets	23	55
Non-trading financial assets mandatory at fair value through profit or loss	48	(33)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	(3)
Other financial assets at fair value	(8)	(4)
Total financial assets held at fair value	1,015	449
Financial liabilities held at fair value:
Trading securities, liabilites	0	0
Negative market values from derivative financial instruments	(944)	(104)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	(5)	40
Other financial liabilities at fair value	(118)	(187)
Total financial liabilities held at fair value	(1,067)	(251)
Total	€ (52)	€ 199